RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Schedule of renumeration of directors and other key management personnel of the company
The remuneration of key management personnel and Directors of the company during the years ended December 31, 2021 and 2020 was as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020
Salaries, incentives and short-term benefits	$16	$14
Share-based payments	56	81
	$72	$95

Schedule of related party balances included within the consolidated financial statements
The following table lists the related party balances included within the consolidated financial statements for the years ended December 31, 2021 and 2020:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020
Management fees received	$24	$31